Prepayments and other current assets	12 Months Ended
Mar. 31, 2023
Prepayments and other current assets
Prepayments and other current assets
6.	Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	As of March 31,
	2023	2022
Prepaid service fees(1)	$1,136,769	$1,309,069
Prepaid insurance fee	$—	$44,519
Prepaid income tax expenses	—	318,162
Total	$1,136,769	$1,671,750

(1)	Prepaid service fees consist of prepayment of telecommunications service fee and resource usage fee to colleges and universities in order to access the online course resources of these institutions. The prepayments are generally short-term in nature and are amortized over the related service period.